INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF
Schedule of Investments
January 31, 2023

	Shares	Value
COMMON STOCKS - 99.02%
Aerospace & Defense - 5.35%
HEICO Corp. - Class A	2,763	$369,358
TransDigm Group, Inc.	522	374,665
		744,023
Airlines - 2.31%
Delta Air Lines, Inc. (a)	8,199	320,581

Apparel - 4.23%
On Holding AG - Class A (a)	9,252	214,646
Ralph Lauren Corp. (b)	3,015	373,408
		588,054
Banks - 5.23%
HSBC Holdings PLC - ADR	9,972	368,366
The Bancorp, Inc. (a)	1,197	40,614
UBS Group AG	14,814	317,908
		726,888
Biotechnology - 0.29%
Vertex Pharmaceuticals, Inc. (a)	126	40,711

Building Materials - 0.30%
SPX Technologies, Inc. (a)(b)	558	41,856

Chemicals - 3.91%
Sociedad Quimica y Minera de Chile SA - ADR	2,241	218,587
Valvoline, Inc.	8,856	324,661
		543,248
Commercial Services - 0.29%
I3 Verticals, Inc. - Class A (a)(b)	1,395	40,343

Computers - 2.31%
Insight Enterprises, Inc. (a)(b)	2,844	320,576

Distribution & Wholesale - 0.89%
Titan Machinery, Inc. (a)	936	41,128
Univar Solutions, Inc. (a)(b)	1,188	40,962
WESCO International, Inc. (a)(b)	279	41,574
		123,664
Electronics - 2.59%
Arrow Electronics, Inc. (a)	2,709	318,280
Celestica, Inc. (a)(b)	3,069	40,910
		359,190
Engineering & Construction - 2.71%
MasTec, Inc. (a)(b)	3,834	376,614

Environmental Control - 1.08%
CECO Environmental Corp. (a)	2,934	42,220
Clean Harbors, Inc. (a)(b)	828	107,889
		150,109
Home Builders - 0.82%
PulteGroup, Inc.	2,016	114,690

Insurance - 4.99%
Arch Capital Group Ltd. (a)	4,959	319,112
Corebridge Financial, Inc.	17,172	373,663
		692,775
Internet - 0.61%
Booking Holdings, Inc. (a)	18	43,814
Etsy, Inc. (a)	297	40,861
		84,675
Iron & Steel - 3.43%
ATI, Inc. (a)(b)	10,233	372,379
Commercial Metals Co.	1,926	104,524
		476,903
Lodging - 1.52%
Marriott International, Inc. - Class A	1,215	211,629

Machinery - Construction & Mining - 2.95%
Caterpillar, Inc. (b)	1,197	301,991
Terex Corp.	2,106	107,343
		409,334
Media - 2.67%
Nexstar Media Group, Inc. (b)	1,809	370,429

Metal Fabricate & Hardware - 1.05%
RBC Bearings, Inc. (a)	162	39,523
The Timken Co. (b)	1,296	106,726
		146,249
Mining - 4.97%
Cameco Corp.	11,493	321,919
Rio Tinto PLC - ADR (b)	4,653	369,215
		691,134
Oil & Gas - 10.74%
Chevron Corp.	1,773	308,537
Denbury, Inc. (a)	2,394	207,751
Diamondback Energy, Inc. (b)	1,404	205,153
Enerplus Corp.	11,826	209,912
Exxon Mobil Corp. (b)	918	106,497
Hess Corp.	261	39,192
Matador Resources Co.	1,575	104,202
Noble Corp. PLC (a)	2,583	105,102
Northern Oil and Gas, Inc.	3,060	102,571
Valaris Ltd. (a)	1,422	103,294
		1,492,211
Oil & Gas Services - 2.33%
NOV, Inc. (b)	13,266	324,221

Packaging & Containers - 0.77%
Graphic Packaging Holding Co.	4,455	107,321

Pipelines - 3.73%
Plains GP Holdings LP - Class A	23,463	307,131
Targa Resources Corp.	2,808	210,656
		517,787
Retail - 7.70%
Academy Sports & Outdoors, Inc. (b)	6,660	389,077
Chipotle Mexican Grill, Inc. (a)	63	103,722
FirstCash Holdings, Inc.	2,340	215,701
GMS, Inc. (a)	711	42,177
Wingstop, Inc.	2,016	319,475
		1,070,152
Semiconductors - 7.88%
Amkor Technology, Inc. (b)	3,564	104,283
Applied Materials, Inc.	2,826	315,071
Axcelis Technologies, Inc. (a)(b)	369	40,571
Broadcom, Inc. (b)	360	210,604
Cirrus Logic, Inc. (a)(b)	2,358	213,139
ON Semiconductor Corp. (a)	2,871	210,875
		1,094,543
Software - 6.00%
Box, Inc. - Class A (a)(b)	1,260	40,307
Cadence Design Systems, Inc. (a)	1,143	208,975
HubSpot, Inc. (a)	594	206,124
MSCI, Inc.	711	377,939
		833,345
Telecommunications - 5.37%
Credo Technology Group Holding Ltd. (a)	21,411	371,053
Iridium Communications, Inc. (a)	6,273	375,376
		746,429
TOTAL COMMON STOCKS (Cost $13,150,518)		13,759,684

MASTER LIMITED PARTNERSHIPS - 0.29%
Pipelines - 0.29%
MPLX LP	1,161	40,542
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $40,554)		40,542

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.60%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.53% (c)	3,974,123	3,974,123
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,974,123)		3,974,123

SHORT TERM INVESTMENTS - 0.29%
Money Market Deposit Account - 0.29%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 3.900% (d)	$40,563	40,563
TOTAL SHORT TERM INVESTMENTS (Cost $40,563)		40,563

Total Investments (Cost $17,205,758) - 128.20%		17,814,912
Liabilities in Excess of Other Assets - (28.20)%		(3,919,427)
TOTAL NET ASSETS - 100.00%		$13,895,485

Asset Type	% of Net Assets
Common Stocks	99.02%
Master Limited Partnerships	0.29
Investments Purchased with Proceeds From Securities Lending	28.60
Short Term Investments	0.29
Total Investments	128.20
Liabilities in Excess of Other Assets	(28.20)
Net Assets	100.00%

Percentages are stated as a percent of net assets.A

ADR American Depositary Receipt
(a) Non-income producing security.
(b) All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $3,327,235, or 23.94% of net assets. See Note 2.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2023.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust  (the “Trust”) in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,759,684	$-	$-	$13,759,684
Master Limited Partnerships	40,542	-	-	40,542
Investments Purchased with Proceeds From Securities Lending	-	3,974,123	-	3,974,123
Short Term Investments	40,563	-	-	40,563
Total Assets	$13,840,789	$3,974,123	$-	$17,814,912

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of January 31, 2023, the values of the securities on loan and cash collateral received were as follows:

Value of Securities on Loan	Cash Collateral Received
$3,327,235	$3,974,123